Receivables from Customers, Broker-Dealers and Clearing Organizations, Net - Schedule of Receivables from Customers, Broker-Dealers and Clearing Organizations, Net (Details) - Customers [Member] - USD ($)
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Line Items]
Receivables from customers, broker-dealers and clearing organizations, gross	$ 5,991,880	$ 1,004,233
Less: allowance for expected credit losses
Receivables from customers, broker-dealers and clearing organizations, net	5,991,880	1,004,233
Receivables from Customers [Member]
Schedule of Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Line Items]
Receivables from customers, broker-dealers and clearing organizations, gross		1,458
Receivables from Broker-Dealers [Member]
Schedule of Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Line Items]
Receivables from customers, broker-dealers and clearing organizations, gross	5,857,512	978,522
Receivables from Clearing Organizations [Member]
Schedule of Receivables from Customers, Broker-Dealers and Clearing Organizations, Net [Line Items]
Receivables from customers, broker-dealers and clearing organizations, gross	$ 134,368	$ 24,253